INCOME TAXES - Current and long-term income tax assets and liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax assets (included within other current assets)	$ 100	$ 87
Long-term income tax assets (included within other assets)	3	11
Current income tax liabilities (included within other accrued liabilities)	(73)	(51)
Long-term income tax liabilities (included within other long-term liabilities)	(162)	(216)
Total	$ 132	$ 169